Shareholders' Equity - Components of Company's Regulatory Capital Requirements Under Banking Regulations (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Less intangible assets
Qualifying preferred stock	$ 5,984	$ 5,984
Bank Regulatory Capital Requirements
Common equity tier 1 capital as a percent of risk-weighted assets - Minimum capital ratio requirement	7.00%	6.375%
Tier 1 capital as a percent of risk-weighted assets - Minimum capital ratio requirement	8.50%	7.875%
Total risk-based capital as a percent of risk-weighted assets - Minimum capital ratio requirement	10.50%	9.875%
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio) - Minimum capital ratio requirement	4.00%	4.00%
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio) - Minimum capital ratio requirement	3.00%	3.00%
Common equity tier 1 capital as a percent of risk-weighted assets - Well capitalized ratio requirement	6.50%	6.50%
Tier 1 capital as a percent of risk-weighted assets - Well capitalized ratio requirement	8.00%	8.00%
Total risk-based capital as a percent of risk-weighted assets - Well capitalized ratio requirement	10.00%	10.00%
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio) - Well capitalized ratio requirement	5.00%	5.00%
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio) - Well capitalized ratio requirement	3.00%	3.00%
U.S. Bancorp [Member] | Basel III Standardized Approach: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common shareholders' equity	$ 45,869	$ 45,045
Less intangible assets
Goodwill (net of deferred tax liability)	(8,788)	(8,549)
Other disallowed intangible assets	(677)	(601)
Other	(691)	(1,171)
Total common equity tier 1 capital	35,713	34,724
Qualifying preferred stock	5,984	5,984
Noncontrolling interests eligible for tier 1 capital	28	36
Other	(4)	(3)
Total tier 1 capital	41,721	40,741
Eligible portion of allowance for credit losses	4,491	4,441
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,532	2,996
Total tier 2 capital	8,023	7,437
Total risk-based capital	49,744	48,178
Risk-weighted assets	$ 391,269	$ 381,661
Common equity tier 1 capital as a percent of risk-weighted assets	9.10%	9.10%
Tier 1 capital as a percent of risk-weighted assets	10.70%	10.70%
Total risk-based capital as a percent of risk-weighted assets	12.70%	12.60%
Tier 1 capital as a percent of adjusted quarterly average assets	8.80%	9.00%
U.S. Bancorp [Member] | Basel III Advanced Approaches: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common shareholders' equity		$ 45,045
Less intangible assets
Goodwill (net of deferred tax liability)		(8,549)
Other disallowed intangible assets		(601)
Other		(1,171)
Total common equity tier 1 capital		34,724
Qualifying preferred stock		5,984
Noncontrolling interests eligible for tier 1 capital		36
Other		(3)
Total tier 1 capital		40,741
Eligible portion of allowance for credit losses		1,399
Subordinated debt and noncontrolling interests eligible for tier 2 capital		2,996
Total tier 2 capital		4,395
Total risk-based capital		45,136
Risk-weighted assets		$ 295,002
Common equity tier 1 capital as a percent of risk-weighted assets		11.80%
Tier 1 capital as a percent of risk-weighted assets		13.80%
Total risk-based capital as a percent of risk-weighted assets		15.30%
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure	7.00%	7.20%
U.S. Bank National Association [Member] | Basel III Standardized Approach: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common shareholders' equity	$ 48,592	$ 47,728
Less intangible assets
Goodwill (net of deferred tax liability)	(8,806)	(8,566)
Other disallowed intangible assets	(710)	(732)
Other	38	(112)
Total common equity tier 1 capital	39,114	38,318
Noncontrolling interests eligible for tier 1 capital	28	36
Other	(4)	(3)
Total tier 1 capital	39,138	38,351
Eligible portion of allowance for credit losses	4,491	4,441
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,365	3,168
Total tier 2 capital	7,856	7,609
Total risk-based capital	46,994	45,960
Risk-weighted assets	$ 383,560	$ 374,299
Common equity tier 1 capital as a percent of risk-weighted assets	10.20%	10.20%
Tier 1 capital as a percent of risk-weighted assets	10.20%	10.20%
Total risk-based capital as a percent of risk-weighted assets	12.30%	12.30%
Tier 1 capital as a percent of adjusted quarterly average assets	8.40%	8.60%
U.S. Bank National Association [Member] | Basel III Advanced Approaches: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common shareholders' equity		$ 47,728
Less intangible assets
Goodwill (net of deferred tax liability)		(8,566)
Other disallowed intangible assets		(732)
Other		(112)
Total common equity tier 1 capital		38,318
Noncontrolling interests eligible for tier 1 capital		36
Other		(3)
Total tier 1 capital		38,351
Eligible portion of allowance for credit losses		1,364
Subordinated debt and noncontrolling interests eligible for tier 2 capital		3,168
Total tier 2 capital		4,532
Total risk-based capital		42,883
Risk-weighted assets		$ 287,897
Common equity tier 1 capital as a percent of risk-weighted assets		13.30%
Tier 1 capital as a percent of risk-weighted assets		13.30%
Total risk-based capital as a percent of risk-weighted assets		14.90%
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure	6.70%	6.90%